Share-based compensation	12 Months Ended
Jun. 30, 2023
Share-based compensation
Share-based compensation

27.    Share-based compensation

a)Description of share-based compensation arrangements

In connection with the Initial Public Offering (“IPO”) of MYT Netherlands Parent B.V. in January 2021, we adopted the 2020 Plan (MYT Netherlands Parent B.V. 2020 Omnibus Incentive Compensation Plan), under which we granted equity-based awards to selected key management members and supervisory board members on January 20, 2021. Selected key management members were granted an IPO related award package. This package consists of the “Alignment Grant” and the “Restoration Grant”. Furthermore, restricted shares were granted to supervisory board members as part of the annual plan. Additionally, the Compensation Committee of the Supervisory Board decides annually about a Long-Term Incentive Plan (LTI). As of July 1, 2021 and July 1, 2022 the LTI was granted to certain key management members consisting of restricted share units (“RSUs”) with time and performance obligations. Mytheresa Group established an Employee Share Purchase Plan, with the intent to encourage long-term relationship with the company and its employees. Pursuant to paragraphs 21(g) and 24 of IAS 33, as certain shares are fully vested and contingently issuable for no consideration, they are treated as outstanding and included in the calculation of both basic and diluted earnings per share.

i)	IPO Related One-Time Award Package

Alignment Grant

Under this share-based payment program, options were granted to selected key management members. The options vest and become exercisable with respect to 25 % on each on the first four anniversaries of the grant date (January 20, 2021). After vesting, each option grants the right to purchase one share at a predefined exercise price per share. The vested options can be exercised up to 10 years after the grant date. The granted options are divided into three different tranches which have varying exercise prices. Overall, 6,478,761 options were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD. Please also refer to b) Measurement of fair values.

Reconciliation of outstanding share options

The number and weighted-average exercise prices of share options under the share option programs described above were as follows.

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2021	6,478,761	8.30
forfeited	—	N/A
exercised	71,086	5.79
June 30, 2022	6,407,675	8.36

June 30, 2022	6,407,675	8.36
forfeited	—	N/A
exercised	210,260	5.79
June 30, 2023	6,197,415	8.55

The range of exercise prices for the share options outstanding as of June 30, 2023 is between 5.79 USD and 11.58 USD. The average remaining contractual life is 7.5 years.

For options vesting on January 20, 2023, the beneficiaries have been given the choice for a cash settlement instead of equity. The amount of the cash settlement was determined based on the difference between the Company’s share price at the time of exercise and the option strike price. €1,545 thousand has been reclassified from equity and recognized as a cash-settled share-based payment liability with giving the option for a cash settlement as of December 31, 2022. Only a total of 24,187 options have been exercised with a payout of €57 thousand as of June 30, 2023. The remaining fair value and corresponding options have been again reclassed to equity and will be settled in shares at future exercises. For all remaining options, the company intends to continue to settle this award in equity.

Restoration Grant

Under this share-based payment program, phantom shares were granted to selected key management members. Each phantom share represents the right of the grantee to receive one ADS in exchange for a phantom share. The granted phantom share vested immediately on the grant date and can be converted into an ADS at any time but are subject to transfer restrictions after conversion. Up to 25% of the granted phantom shares can be transferred after conversion at any time after the second anniversary of the grant date. The remaining 75% of the granted phantom shares can be transferred after conversion if certain conditions are met or at the fourth anniversary of the grant date at latest. The phantom shares can be converted into ADSs up to 10 years after the grant date. Overall, 1,875,677 phantom shares were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD. Please also refer to b) Measurement of fair values.

The following table summarizes the main features of the one-time award package:

Type of arrangement	Alignment Award	Restoration Award

Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

ii)Other One-Time Award Package

Sign-On RSU Award

Under this share-based payment program, a certain number of restricted share units (“RSUs”) were granted to a management member. Each restricted share unit (“RSU”) represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the closing price per ADS on the New York Stock Exchange on the start date. Subject to Employee’s continued employment with the Company, the RSUs will become fully vested on the twelve-month anniversary of date the employee commenced employment. As the Sign-on RSU Awards are not subject to an exercise price, the grant date fair value amounts to USD 31.90, the closing share price of the grant date.

The following table summarizes the main features of the annual plan:

Sign-On
Type of arrangement	RSU Award

Type of Award	Restricted Shares Units
Date of first grant	June 1, 2021
Number granted	6,269
Vesting conditions	The restricted shares units vested in full on May 31, 2022.

iii)Annual Plan

Supervisory Board Members Plan

Under this share-based payment program a certain number of restricted share awards was granted to supervisory board members. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vested on December 31, 2021. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 31, the closing share price on the first trading day.

As of July 1, 2021, two Supervisory Board Members have been granted a certain number of restricted share awards. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vested on June 30, 2022. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 30.68, the closing share price of the grant date.

As of February 9, 2022, four Supervisory Board Members have been granted a certain number of restricted share awards. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vested on February 9, 2023. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 16.02, the closing share price on the grant date.

As of July 1, 2022, one Supervisory Board Member has been granted a certain number of restricted share awards. The ADSs (and the shares represented thereby) issued on the grant date pursuant to the restricted share award are subject to forfeiture in the event that grantee resigns or is removed from the supervisory board prior to the vesting date. The granted equity instruments vested on June 30, 2023. As the restricted share awards are not subject to an exercise price, the grant date fair value amounts to USD 9.68, the closing share price on the grant date.

As of May 8, 2023, 67,264 restricted share units (“RSUs”) were granted to four Supervisory Board Members. Each restricted share unit (“RSU”) represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s will vest on May 8, 2024. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 4.46, the closing share price of the grant date.

The following table summarizes the main features of the annual plan:

Type of
arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units
Date of first grant	January 20, 2021	July 1, 2021	February 9, 2022	July 1, 2022	May 8, 2023
Number granted	15,384	7,393	22,880	11,467	67,264
Vesting conditions	The restricted shares vested in full on December 31, 2021.	The restricted shares vested in full on June 30, 2022.	The restricted shares vested in full on February 8, 2023.	The restricted shares vested in full on June 30, 2023	The restricted shares Units are scheduled to vest in full on May 8, 2024

Long-Term Incentive Plan

As of July 1, 2021, 171,164 restricted share units (“RSUs”) were granted to selected key management members. Each restricted share unit (“RSU”) represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date.

Out of the granted RSUs, 62,217 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 108,947 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2022, June 30, 2023 and June 30, 2024, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2024 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. The performance condition is based upon the three-year cumulative gross profit target. Potential award levels range from 25-200% of the grant depending on the achievement of a gross profit target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 30.68 for 170,221 RSUs and USD 22.38 for 943 RSUs, the closing share price of the grant date.

As of July 1, 2022, 674,106 restricted share units (“RSUs”) were granted to selected key management members. Each restricted share unit (“RSU”) represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date.

Out of the granted RSUs, 255,754 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 418,352 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2023, June 30, 2024 and June 30, 2025, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2025 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. The performance condition is based upon the three-year cumulative gross profit target. Potential award levels range from 25-200% of the grant depending on the achievement of a gross profit target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 9.68 for 674,106 RSUs.

The following table summarizes the main features of the annual plan:

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs	Non-market performance RSUs	Time-vesting RSUs	Non-market performance RSUs
Date of first grant	July 1, 2021	July 1, 2021	July 1, 2022	July 1, 2022
Number granted	62,217	108,947	255,754	418,352
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.

Employee Share Purchase Program (ESPP)

On May 29, 2023, the Company commenced its first open enrollment period for its Employee Share Purchase Program (ESPP), which was approved by the shareholders on October 27, 2022, at the Company’s annual general meeting. The objective of the ESPP is to allow employees of the Company (or any of its subsidiaries) to participate in the growth of the Company and to promote long-term corporate engagement by offering eligible employees the opportunity to acquire American Depositary Shares representing shares in the capital of the Company (ADSs), at a discount, subject to the terms of the ESPP. The discount is fixed to one-fourth of the investment by the participant. The discount is implemented by increasing the number of shares with one-third (e.g. a participant receives four ADSs for the price of three ADSs). The expense that was recorded in equity, displaying the contribution of Mytheresa to the employees, amounted to €28 thousand. 29,641 shares were issued in the program. The grant date fair value amounts to USD 4.00.

b)Measurement of fair values

Alignment Grant

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

Black Scholes Model - Weighted Average Values	Tranche I	Tranche II	Tranche III

Weighted average fair value	$25.42	$22.93	$20.68
Exercise price	$5.79	$8.68	$11.58
Weighted average share price	$31.00	$31.00	$31.00
Expected volatility	60%	60%	60%
Expected life	2.32 years	2.32 years	2.32 years
Risk free rate	0.0%	0.0%	0.0%
Expected dividends	—	—	—

Expected volatility has been based on an evaluation of the historical volatility of publicly traded peer companies, particularly over the historical period commensurate with the expected term.

Restoration Grant

As the phantom shares granted under the Restoration Award are not subject to an exercise price, the grant date fair value amounts to USD 31, the closing share price on the first trading day.

c)Share-based compensation expense recognized

Amounts recognized for share based payment programs were as follows:

	Year Ended June 30,
(in € thousands)	2022	2023

Classified within capital reserve (beginning of year)	76,325	128,628
Expense related to:	52,303	29,825
Share Options (Alignment Grant)	49,837	27,541
Restricted Shares	524	342
Restricted Share Units	1,943	1,914
Employee Share Purchase Program	—	28
Classified within capital reserve (end of year)	128,628	158,453